SHARE-BASED PAYMENTS, Recognised Share-based Payment Expense (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 01, 2021
Recognised Share Based Payment Expense [Abstract]
Fair value of deemed consideration			$ 7,055,446
Fair value of net assets acquired			$ 1,914,320
Equity Settled Share Based Payments [Abstract]
Expense arising from staff remuneration arrangements	$ (4,084,764)	$ (8,340,328)
Expense arising from cost of listing on reverse acquisition	(5,141,126)	0
Total expense arising from equity-settled share-based payment transactions	$ (9,225,890)	$ (8,340,328)